Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (1,580,285)	$ (3,004,159)	$ (2,783,866)
Add items not involving cash:
Accretion and accrued dividends	68,486	33,289
Amortization of contract asset	35,374	35,374	16,766
Accretion of put liability	176,085	141,427	56,678
Government assistance	(31,273)
Revenue from contract liability	(353,735)	(353,735)	(167,661)
Depreciation	1,574	2,168	2,998
Gain on debt settlement	(800)	(107,395)
Stock-based compensation	3,397	26,275	326,367
Changes in non-cash working capital balances:
Sales taxes recoverable	(11,719)	32,980	(962)
Prepaid expenses and deposits	58,210	382,071	(221,515)
Contract asset			(353,735)
Accounts payable and accrued liabilities	858,207	29,865	111,618
Contract liability			3,537,350
Deferred government grant	11,273
Net cash used in operating activities	(765,206)	(2,781,840)	524,038
Investing activities
Redemption (Purchase) of guaranteed investment certificate	11,500	(28,750)
Net cash provided by investing activities	11,500	(28,750)
Financing activities
CEBA loan	60,000
Gross proceeds on issuance of common shares	656,840		974,404
Issuance of preference shares net of issuance costs		415,998
Put liability			520,426
Promissory note issued	47,299
Finder's fee			(97,440)
Net cash provided by financing activities	764,139	415,998	1,397,390
Increase (Decrease) in cash and cash equivalents during the year	10,434	(2,394,592)	1,921,428
Cash and cash equivalents, beginning of the year	23,929	2,418,521	497,093
Cash and cash equivalents, end of the year	$ 34,363	$ 23,929	$ 2,418,521